LVIP Delaware Bond Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.66%
•Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 2.96% (LIBOR01M + 2.85%) 11/25/29	2,152,272	$ 2,175,678
Series 2018-C02 2M2 2.31% (LIBOR01M + 2.20%) 8/25/30	2,267,105	2,263,715
Series 2018-C03 1M2 2.26% (LIBOR01M + 2.15%) 10/25/30	3,745,556	3,730,184
Series 2018-C05 1M2 2.46% (LIBOR01M + 2.35%) 1/25/31	2,581,558	2,577,773
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	69,375	80,605
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	998,259	981,288
Series 2017-40 GZ 3.50% 5/25/47	2,790,600	3,001,098
Series 2017-77 HZ 3.50% 10/25/47	3,373,401	3,466,712
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	2,447,021	2,492,039
•Freddie Mac Stacr Remic Trust
Series 2019-HQA4 M2 2.16% (LIBOR01M + 2.05%) 11/25/49	3,241,949	3,241,946
Series 2020-DNA2 M2 1.96% (LIBOR01M + 1.85%) 2/25/50	3,300,000	3,284,660
Series 2020-HQA2 M2 3.21% (LIBOR01M + 3.10%) 3/25/50	4,000,000	4,038,753
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.36% (LIBOR01M + 3.25%) 7/25/29	3,331,347	3,419,090
Series 2017-DNA3 M2 2.61% (LIBOR01M + 2.50%) 3/25/30	1,985,000	2,021,221
Series 2017-HQA2 M2AS 1.16% (LIBOR01M + 1.05%) 12/25/29	2,517,984	2,517,984
Series 2018-HQA1 M2 2.41% (LIBOR01M + 2.30%) 9/25/30	3,981,722	3,981,718
♦Freddie Mac Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	254,934	300,347
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,171,954
Series 2017-130 YJ 2.50% 8/20/47	1,695,000	1,718,568
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2017-163 ZK 3.50% 11/20/47	966,256	$ 1,036,667
Series 2017-34 DY 3.50% 3/20/47	1,191,000	1,273,780
Total Agency Collateralized Mortgage Obligations (Cost $47,554,946)		48,775,780
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.49%
•FREMF Mortgage Trust
Series 2011-K15 B 4.99% 8/25/44	7,798,000	7,872,715
Series 2012-K18 B 4.18% 1/25/45	4,500,000	4,608,592
Series 2012-K22 B 3.69% 8/25/45	7,781,000	8,086,312
Series 2013-K25 C 3.62% 11/25/45	4,000,000	4,125,287
Series 2014-K717 B 3.63% 11/25/47	2,840,000	2,867,754
Series 2014-K717 C 3.63% 11/25/47	1,000,000	1,009,201
Series 2016-K53 B 4.02% 3/25/49	1,950,000	2,143,235
Series 2016-K722 B 3.85% 7/25/49	2,431,000	2,544,686
Series 2017-K71 B 3.75% 11/25/50	2,990,000	3,211,241
Total Agency Commercial Mortgage-Backed Securities (Cost $36,164,413)		36,469,023
AGENCY MORTGAGE-BACKED SECURITIES–29.51%
Fannie Mae S.F. 15 yr 2.00% 3/1/36	41,568,711	42,786,878
Fannie Mae S.F. 20 yr
2.00% 1/1/41	7,923,208	8,031,307
2.00% 3/1/41	19,312,927	19,576,417
2.00% 4/1/41	8,496,000	8,611,911
2.50% 8/1/40	6,300,629	6,494,670
3.00% 12/1/37	19,434,705	20,353,959
3.00% 1/1/38	22,304,270	23,299,868
Fannie Mae S.F. 30 yr
2.00% 11/1/50	23,053,040	23,068,223
2.00% 12/1/50	48,307,713	48,292,674
2.00% 1/1/51	36,921,342	36,884,779
2.00% 2/1/51	26,347,911	26,334,243
2.00% 3/1/51	35,027,554	34,985,792
2.50% 8/1/35	2,853,364	2,969,090
2.50% 7/1/50	18,675,279	19,247,291
2.50% 9/1/50	33,021,241	34,145,209
2.50% 10/1/50	7,042,751	7,233,784
2.50% 11/1/50	72,482,254	74,458,303
LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 1/1/51	23,499,789	$ 24,137,218
2.50% 2/1/51	2,836,242	2,913,175
3.00% 6/1/45	744,514	792,433
3.00% 4/1/46	4,220,442	4,428,024
3.00% 8/1/46	2,209,650	2,334,342
3.00% 11/1/46	665,256	697,567
3.00% 4/1/47	35,963	37,862
3.00% 10/1/47	134,756	138,182
3.00% 12/1/47	4,672,065	4,894,220
3.00% 2/1/48	35,185,432	37,195,208
3.00% 3/1/48	29,535,511	31,108,908
3.00% 11/1/48	5,769,530	6,058,939
3.00% 11/1/49	2,115,055	2,241,437
3.00% 12/1/49	31,854,074	33,616,754
3.00% 2/1/50	3,070,442	3,122,758
3.00% 6/1/50	18,242,803	19,005,131
3.00% 7/1/50	14,867,001	15,747,862
3.00% 8/1/50	31,080,382	32,586,969
3.00% 9/1/50	12,316,887	12,855,386
3.00% 2/1/57	86,031	92,980
3.50% 12/1/47	4,402,221	4,670,502
3.50% 1/1/48	16,220,427	17,204,618
3.50% 2/1/48	26,013,893	27,934,170
3.50% 7/1/48	3,674,036	3,889,577
3.50% 11/1/48	15,626,857	16,528,424
3.50% 1/1/50	22,023,143	23,265,846
3.50% 3/1/50	8,505,007	9,002,413
3.50% 7/1/50	9,720,305	10,411,447
3.50% 9/1/50	9,590,373	10,470,405
4.00% 6/1/48	22,444,618	24,532,527
4.00% 10/1/48	20,351,634	22,410,030
4.00% 1/1/50	9,431,853	10,402,470
4.50% 6/1/40	1,200,951	1,334,116
4.50% 7/1/40	1,523,144	1,648,638
4.50% 11/1/40	29,997	33,639
4.50% 1/1/41	12,004	13,463
4.50% 2/1/41	4,760,664	5,339,179
4.50% 8/1/41	3,962,257	4,466,996
4.50% 2/1/44	19,275,611	21,435,930
4.50% 4/1/44	833,135	939,122
4.50% 8/1/44	232	259
4.50% 10/1/45	6,597,950	7,334,005
4.50% 2/1/46	53,216,449	59,418,892
4.50% 5/1/46	19,366,952	21,786,543
4.50% 4/1/48	36,515,163	41,116,153
4.50% 12/1/48	9,680,750	10,547,154
4.50% 1/1/49	28,117,309	31,116,804
4.50% 2/1/49	5,358,102	5,945,424
4.50% 5/1/49	517,324	567,402
4.50% 9/1/49	7,541,275	8,325,120
4.50% 1/1/50	9,064,312	9,947,194
5.00% 7/1/47	8,090,280	9,402,526
5.00% 6/1/48	53,051	58,877
5.50% 5/1/44	90,425,604	105,799,029
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 6/1/41	8,778,023	$ 10,485,749
6.00% 7/1/41	32,056,984	38,317,998
6.00% 1/1/42	6,740,494	8,052,930
Fannie Mae S.F. 30 yr TBA
2.00% 4/14/51	214,360,000	213,958,077
2.50% 4/14/51	69,035,000	70,841,776
•Federal Home Loan Mortgage Corporation 2.27% (SOFR30A + 2.25%) 8/25/33	37,000,000	36,660,695
Freddie Mac S.F. 15 yr
1.50% 3/1/36	30,113,133	30,323,952
2.00% 12/1/35	31,357,969	32,354,793
Freddie Mac S.F. 20 yr
2.00% 3/1/41	21,631,813	21,926,940
2.00% 4/1/41	19,388,000	19,652,518
Freddie Mac S.F. 30 yr
2.00% 11/1/50	4,357,635	4,357,814
2.00% 12/1/50	28,135,975	27,932,122
2.50% 9/1/50	13,673,490	14,060,077
2.50% 10/1/50	16,829,862	17,358,500
2.50% 11/1/50	32,759,348	33,699,489
2.50% 2/1/51	10,670,571	11,047,609
3.00% 8/1/48	7,519,039	7,943,220
3.00% 12/1/49	5,480,471	5,723,752
3.00% 1/1/50	5,480,699	5,761,330
3.00% 12/1/50	2,868,276	3,049,283
3.50% 2/1/47	19,013,712	20,576,245
3.50% 11/1/48	33,627,128	36,283,481
3.50% 4/1/50	24,291,840	25,774,466
4.00% 10/1/47	16,610,752	17,921,464
4.50% 3/1/42	2,617,799	2,951,667
4.50% 7/1/45	22,721,235	25,527,561
4.50% 12/1/45	1,316,325	1,476,105
4.50% 12/1/48	37,246,432	40,837,179
4.50% 1/1/49	6,698,121	7,483,923
4.50% 3/1/49	5,971,996	6,526,450
4.50% 4/1/49	12,374,074	13,691,178
4.50% 8/1/49	15,055,672	16,707,875
5.00% 10/1/48	8,194,480	9,083,234
5.50% 9/1/41	15,992,675	18,769,876
6.00% 5/1/39	181,114	214,625
•Freddie Mac Stacr Remic Trust 1.82% (SOFR30A + 1.80%) 1/25/51	37,000,000	36,687,635
GNMA I S.F. 30 yr 3.00% 3/15/50	5,742,471	6,014,243
GNMA II S.F. 30 yr
3.00% 10/20/50	19,312,268	20,161,157
5.50% 5/20/37	401,573	458,090
GNMA II S.F. 30 yr TBA 3.00% 4/1/51	71,544,000	74,531,521
Total Agency Mortgage-Backed Securities (Cost $2,174,689,636)		2,193,265,246

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–29.26%
Aerospace & Defense–0.31%
Lockheed Martin 1.85% 6/15/30	3,000,000	$ 2,921,293
Teledyne Technologies
2.25% 4/1/28	10,470,000	10,419,535
2.75% 4/1/31	9,665,000	9,629,824
		22,970,652
Agriculture–0.19%
BAT Capital 2.26% 3/25/28	8,915,000	8,777,278
BAT International Finance 1.67% 3/25/26	5,350,000	5,295,311
		14,072,589
Airlines–0.59%
Delta Air Lines 7.00% 5/1/25	15,715,000	18,103,012
Southwest Airlines
5.13% 6/15/27	12,270,000	14,106,446
5.25% 5/4/25	5,175,000	5,888,210
♦United Airlines Pass Through Trust
3.75% 3/3/28	3,811,973	3,955,087
4.00% 10/11/27	1,612,717	1,668,366
		43,721,121
Auto Manufacturers–0.86%
Ford Motor Credit
2.90% 2/16/28	4,180,000	4,015,935
5.58% 3/18/24	6,385,000	6,891,267
General Motors
5.00% 10/1/28	4,050,000	4,641,333
5.40% 10/2/23	3,300,000	3,583,215
6.13% 10/1/25	3,300,000	3,880,498
6.60% 4/1/36	4,742,000	6,154,807
General Motors Financial
2.35% 1/8/31	2,795,000	2,669,140
4.35% 4/9/25	11,225,000	12,311,800
5.20% 3/20/23	1,115,000	1,209,206
5.25% 3/1/26	12,791,000	14,653,107
μ5.70% 9/30/30	3,820,000	4,125,600
		64,135,908
Banks–6.16%
Banco Nacional de Panama 2.50% 8/11/30	6,390,000	5,929,920
μBanco Santander Mexico 5.95% 10/1/28	4,999,000	5,388,772
Bancolombia 3.00% 1/29/25	3,000,000	3,064,500
μBangkok Bank PLC 3.73% 9/25/34	11,340,000	11,395,566
μBank of America
1.66% 3/11/27	10,200,000	10,230,799
2.68% 6/19/41	25,720,000	24,078,603
2.83% 10/24/51	1,925,000	1,767,304
μBank of New York Mellon 4.70% 9/20/25	13,010,000	14,095,684
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Barclays
μ2.67% 3/10/32	5,920,000	$ 5,778,746
5.20% 5/12/26	6,800,000	7,685,428
BBVA Bancomer 6.75% 9/30/22	15,252,000	16,434,030
BBVA USA 3.88% 4/10/25	6,913,000	7,553,106
μCitigroup 4.00% 12/10/25	2,980,000	3,009,055
μCredit Suisse Group
2.59% 9/11/25	10,630,000	11,023,065
3.87% (LIBOR03M + 1.41%) 1/12/29	3,985,000	4,273,000
4.19% 4/1/31	8,155,000	8,871,204
4.50% 9/3/30	4,585,000	4,298,437
5.25% 2/11/27	4,425,000	4,469,250
7.25% 9/12/25	4,160,000	4,512,768
μDeutsche Bank
3.55% 9/18/31	8,885,000	9,174,535
3.73% 1/14/32	12,485,000	12,105,868
Goldman Sachs Group
μ1.99% 1/27/32	14,985,000	14,221,443
3.50% 4/1/25	11,170,000	12,101,719
μJPMorgan Chase & Co.
1.04% 2/4/27	3,135,000	3,057,677
1.95% 2/4/32	4,155,000	3,937,951
3.11% 4/22/41	3,280,000	3,261,452
4.02% (LIBOR03M +1.00%) 12/5/24	22,130,000	24,009,320
4.60% 2/1/25	6,300,000	6,370,875
5.00% 8/1/24	4,555,000	4,708,731
Morgan Stanley
•1.41% (LIBOR03M + 1.22%) 5/8/24	2,975,000	3,021,478
μ1.79% 2/13/32	470,000	438,679
μ2.19% 4/28/26	5,945,000	6,142,566
μ3.62% 4/1/31	8,805,000	9,559,980
5.00% 11/24/25	13,211,000	15,183,170
μNatwest Group 8.63% 8/15/21	12,905,000	13,211,494
PNC Bank
2.70% 11/1/22	4,720,000	4,884,424
4.05% 7/26/28	7,075,000	7,909,104
SVB Financial Group
1.80% 2/2/31	4,000,000	3,688,070
μ4.10% 2/15/31	12,940,000	12,972,350
Truist Bank
2.25% 3/11/30	6,650,000	6,488,751
μ2.64% 9/17/29	21,981,000	23,025,757
3.00% 2/2/23	3,790,000	3,962,761
3.30% 5/15/26	7,220,000	7,815,345
Truist Financial
2.70% 1/27/22	1,645,000	1,674,621
μ4.95% 9/1/25	7,095,000	7,689,206
U.S. Bancorp 3.95% 11/17/25	6,220,000	6,952,772
UBS 7.63% 8/17/22	12,000,000	13,079,916
μUBS Group 1.36% 1/30/27	2,185,000	2,153,197

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
UBS Group Funding Switzerland
4.13% 9/24/25	6,980,000	$ 7,747,478
μ7.13% 8/10/21	2,125,000	2,163,288
US Bancorp
1.45% 5/12/25	7,585,000	7,688,767
3.38% 2/5/24	10,550,000	11,369,833
3.60% 9/11/24	11,522,000	12,582,073
US Bank 3.40% 7/24/23	4,810,000	5,136,142
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 4/26/21	5,640,000	5,414,400
•USB Realty 1.39% (LIBOR03M + 1.15%) 1/15/22	615,000	476,625
μWells Fargo & Co. 3.90% 3/15/26	8,190,000	8,271,081
		457,512,136
Beverages–0.47%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	11,740,000	12,908,009
4.15% 1/23/25	8,760,000	9,735,031
4.50% 6/1/50	10,660,000	12,095,016
		34,738,056
Biotechnology–0.30%
Biogen 3.15% 5/1/50	3,800,000	3,489,766
Gilead Sciences 4.15% 3/1/47	10,230,000	11,374,332
Regeneron Pharmaceuticals 1.75% 9/15/30	4,315,000	3,990,610
Royalty Pharma 1.75% 9/2/27	3,445,000	3,345,406
		22,200,114
Building Materials–0.10%
Standard Industries
3.38% 1/15/31	3,120,000	2,956,200
5.00% 2/15/27	3,947,000	4,114,748
		7,070,948
Chemicals–0.67%
GC Treasury Center 4.30% 3/18/51	3,030,000	3,081,867
Methanex 5.25% 12/15/29	3,780,000	3,898,824
Nutrien 2.95% 5/13/30	15,380,000	15,915,694
Nutrition & Biosciences 3.27% 11/15/40	13,590,000	13,401,060
OCP
4.50% 10/22/25	10,150,000	10,741,441
6.88% 4/25/44	2,307,000	2,681,888
		49,720,774
Commercial Services–0.53%
Global Payments
2.65% 2/15/25	11,181,000	11,747,645
2.90% 5/15/30	2,858,000	2,917,551
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Global Payments (continued)
3.20% 8/15/29	6,025,000	$ 6,345,599
Hutama Karya Persero PT 3.75% 5/11/30	9,070,000	9,499,452
United Rentals North America 3.88% 2/15/31	8,976,000	9,020,880
		39,531,127
Computers–0.13%
International Business Machines 3.00% 5/15/24	9,095,000	9,752,086
		9,752,086
Diversified Financial Services–1.42%
AerCap Ireland Capital
1.75% 1/30/26	3,245,000	3,151,753
3.65% 7/21/27	6,003,000	6,299,107
4.50% 9/15/23	2,295,000	2,468,524
4.63% 10/15/27	3,855,000	4,228,753
6.50% 7/15/25	3,035,000	3,538,137
Air Lease
2.88% 1/15/26	10,120,000	10,500,702
3.00% 2/1/30	9,220,000	9,023,686
3.38% 7/1/25	3,290,000	3,475,172
μCharles Schwab
4.00% 6/1/26	5,965,000	6,053,282
4.00% 12/1/30	4,210,000	4,138,430
5.38% 6/1/25	14,935,000	16,498,246
Jefferies Group
4.15% 1/23/30	2,335,000	2,563,724
6.45% 6/8/27	1,766,000	2,201,278
6.50% 1/20/43	5,130,000	6,555,461
Nuveen Finance 4.13% 11/1/24	22,109,000	24,545,706
		105,241,961
Electric–2.71%
Adani Electricity Mumbai 3.95% 2/12/30	7,000,000	7,052,360
AEP Texas
3.45% 1/15/50	1,805,000	1,760,943
4.15% 5/1/49	1,530,000	1,665,111
American Transmission Systems 5.25% 1/15/22	7,401,000	7,632,521
Appalachian Power 3.70% 5/1/50	2,410,000	2,438,809
Atlantic City Electric 4.00% 10/15/28	1,695,000	1,892,553
Calpine 5.00% 2/1/31	6,940,000	6,773,440
Cleveland Electric Illuminating 5.50% 8/15/24	3,017,000	3,438,749
Comision Federal de Electricidad 4.75% 2/23/27	3,093,000	3,393,021
μDuke Energy 4.88% 9/16/24	10,460,000	11,050,990

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Indiana
2.75% 4/1/50	11,495,000	$ 10,308,413
3.25% 10/1/49	4,095,000	4,041,225
Empresa de Transmision Electrica 5.13% 5/2/49	3,250,000	3,566,875
Engie Energia Chile 3.40% 1/28/30	3,450,000	3,567,300
Entergy Arkansas 4.20% 4/1/49	10,450,000	11,706,233
Entergy Louisiana 4.00% 3/15/33	435,000	495,447
Entergy Mississippi 3.85% 6/1/49	975,000	1,023,349
Entergy Texas 3.55% 9/30/49	3,560,000	3,536,647
Evergy 4.85% 6/1/21	1,340,000	1,340,000
Evergy Kansas Central 3.45% 4/15/50	5,975,000	6,043,462
Evergy Metro 3.65% 8/15/25	10,103,000	11,052,684
Infraestructura Energetica Nova 3.75% 1/14/28	7,096,000	7,530,630
LG&E & KU Energy 4.38% 10/1/21	7,850,000	7,918,665
Louisville Gas and Electric 4.25% 4/1/49	2,505,000	2,851,717
Pacific Gas and Electric
2.10% 8/1/27	2,420,000	2,369,360
2.50% 2/1/31	3,600,000	3,396,606
3.25% 6/1/31	2,220,000	2,210,182
3.30% 8/1/40	6,097,000	5,518,513
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13% 5/15/27	8,659,000	9,301,671
PG&E 5.25% 7/1/30	13,105,000	13,891,300
μSempra Energy 4.88% 10/15/25	5,160,000	5,521,200
Southern California Edison
3.65% 2/1/50	240,000	237,416
4.00% 4/1/47	3,505,000	3,610,547
4.88% 3/1/49	11,850,000	13,755,816
Southwestern Electric Power 4.10% 9/15/28	17,845,000	19,749,473
Trans-Allegheny Interstate Line 3.85% 6/1/25	1,000	1,073
		201,644,301
Food–0.07%
Pilgrim's Pride 5.88% 9/30/27	4,910,000	5,262,047
		5,262,047
Forest Products & Paper–0.43%
Georgia-Pacific
2.10% 4/30/27	2,715,000	2,760,390
2.30% 4/30/30	9,910,000	9,872,089
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper (continued)
Georgia-Pacific (continued)
8.00% 1/15/24	16,242,000	$ 19,459,934
		32,092,413
Gas–0.29%
Brooklyn Union Gas 3.87% 3/4/29	14,885,000	16,212,795
μNiSource 5.65% 6/15/23	5,305,000	5,477,413
		21,690,208
Health Care Services–0.06%
HCA 3.50% 9/1/30	4,250,000	4,285,997
		4,285,997
Insurance–0.31%
Brighthouse Financial 5.63% 5/15/30	4,095,000	4,798,141
μMetLife 3.85% 9/15/25	8,690,000	8,972,425
Prudential Financial 3.70% 3/13/51	8,920,000	9,442,871
		23,213,437
Internet–0.05%
Prosus 3.83% 2/8/51	4,305,000	3,780,973
		3,780,973
Iron & Steel–0.22%
Vale Overseas 3.75% 7/8/30	15,765,000	16,456,926
		16,456,926
Lodging–0.04%
MGM Resorts International 4.63% 9/1/26	2,534,000	2,657,292
		2,657,292
Machinery Diversified–0.10%
Otis Worldwide
3.11% 2/15/40	6,139,000	6,043,591
3.36% 2/15/50	1,061,000	1,035,524
		7,079,115
Media–2.57%
AMC Networks 4.25% 2/15/29	5,000,000	4,862,500
CCO Holdings 4.25% 2/1/31	4,000,000	4,008,880
Charter Communications Operating
3.70% 4/1/51	7,680,000	7,183,138
4.46% 7/23/22	10,585,000	11,039,673
4.80% 3/1/50	5,165,000	5,540,575
4.91% 7/23/25	1,815,000	2,057,569
5.05% 3/30/29	10,455,000	12,017,176
Comcast
3.20% 7/15/36	4,770,000	4,974,449
3.70% 4/15/24	17,910,000	19,560,014
3.75% 4/1/40	2,190,000	2,402,877

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CSC Holdings
3.38% 2/15/31	5,000,000	$ 4,712,500
4.63% 12/1/30	4,965,000	4,883,648
Discovery Communications
4.00% 9/15/55	3,440,000	3,386,044
4.13% 5/15/29	25,670,000	28,352,429
5.20% 9/20/47	5,975,000	7,083,760
Sirius XM Radio 5.00% 8/1/27	3,680,000	3,860,504
Time Warner Cable
6.75% 6/15/39	6,015,000	8,058,810
7.30% 7/1/38	14,595,000	20,272,454
Time Warner Entertainment 8.38% 3/15/23	7,690,000	8,815,611
ViacomCBS
4.38% 3/15/43	15,825,000	17,076,201
4.95% 1/15/31	9,475,000	11,174,559
		191,323,371
Mining–0.76%
Freeport-McMoRan 5.45% 3/15/43	14,130,000	16,998,390
Minera Mexico 4.50% 1/26/50	6,725,000	6,920,092
Nacional del Cobre de Chile 3.15% 1/14/30	6,203,000	6,431,655
Newmont
2.25% 10/1/30	6,280,000	6,117,580
2.80% 10/1/29	19,540,000	20,081,765
		56,549,482
Oil & Gas–1.29%
μBP Capital Markets 4.88% 3/22/30	4,430,000	4,745,637
Chevron 3.90% 11/15/24	7,680,000	8,456,284
Equinor 1.75% 1/22/26	3,255,000	3,331,276
KazMunayGas National 5.75% 4/19/47	4,562,000	5,406,426
Lukoil Securities 3.88% 5/6/30	12,510,000	12,901,563
Marathon Oil 4.40% 7/15/27	23,510,000	25,880,256
Murphy Oil 5.88% 12/1/27	3,126,000	3,063,480
Petrobras Global Finance 6.75% 6/3/50	3,225,000	3,442,688
Petroleos Mexicanos 6.75% 9/21/47	10,000,000	8,502,000
PTTEP Treasury Center 2.59% 6/10/27	8,712,000	8,958,896
Saudi Arabian Oil 4.25% 4/16/39	3,315,000	3,576,148
Tengizchevroil Finance International 2.63% 8/15/25	7,694,000	7,766,139
		96,030,793
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–0.09%
Graphic Packaging International 3.50% 3/1/29	7,250,000	$ 7,050,625
		7,050,625
Pharmaceuticals–1.72%
AbbVie
2.95% 11/21/26	18,900,000	20,122,466
4.05% 11/21/39	21,570,000	24,149,907
Bausch Health 6.25% 2/15/29	662,000	703,680
Cigna
•1.13% (LIBOR03M + 0.89%) 7/15/23	4,720,000	4,776,923
2.40% 3/15/30	3,625,000	3,594,293
3.20% 3/15/40	3,440,000	3,439,919
CVS Health
1.88% 2/28/31	1,745,000	1,639,046
3.75% 4/1/30	4,145,000	4,521,633
4.30% 3/25/28	7,900,000	8,971,097
4.78% 3/25/38	14,703,000	17,352,269
Takeda Pharmaceutical
2.05% 3/31/30	6,495,000	6,259,804
3.03% 7/9/40	4,945,000	4,782,632
3.18% 7/9/50	4,945,000	4,722,948
4.40% 11/26/23	10,240,000	11,192,089
Upjohn
1.65% 6/22/25	1,855,000	1,861,552
2.30% 6/22/27	1,705,000	1,719,289
2.70% 6/22/30	6,075,000	5,998,957
4.00% 6/22/50	2,200,000	2,241,913
		128,050,417
Pipelines–2.64%
Abu Dhabi Crude Oil Pipeline 4.60% 11/2/47	3,135,000	3,535,089
Cheniere Corpus Christi Holdings 7.00% 6/30/24	7,625,000	8,776,544
Energy Transfer Operating
5.25% 4/15/29	5,040,000	5,736,966
6.25% 4/15/49	14,545,000	17,073,027
Enterprise Products Operating
3.20% 2/15/52	11,315,000	10,321,451
4.20% 1/31/50	16,177,000	17,223,070
Galaxy Pipeline Assets Bidco
1.75% 9/30/27	6,955,000	6,952,018
2.63% 3/31/36	9,280,000	8,873,535
KazTransGas JSC 4.38% 9/26/27	5,409,000	6,027,335
Kinder Morgan 3.60% 2/15/51	6,250,000	5,823,463
MPLX
1.75% 3/1/26	3,710,000	3,715,666
4.00% 3/15/28	2,835,000	3,130,888
4.13% 3/1/27	13,170,000	14,620,326
4.70% 4/15/48	3,590,000	3,884,018
5.50% 2/15/49	12,350,000	14,509,051

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Oleoducto Central 4.00% 7/14/27	7,321,000	$ 7,734,710
ONEOK 7.50% 9/1/23	8,950,000	10,203,129
Sabine Pass Liquefaction
5.63% 3/1/25	8,760,000	10,016,359
5.75% 5/15/24	13,266,000	14,968,653
Tennessee Gas Pipeline 2.90% 3/1/30	23,537,000	23,435,992
		196,561,290
Real Estate Investment Trusts–0.69%
American Tower 1.88% 10/15/30	17,495,000	16,366,846
Crown Castle International
3.80% 2/15/28	1,695,000	1,846,504
4.30% 2/15/29	13,740,000	15,401,336
CubeSmart 3.00% 2/15/30	11,086,000	11,259,198
Trust Fibra Uno 5.25% 1/30/26	5,975,000	6,602,375
		51,476,259
Retail–0.13%
Lowe's Companies
3.00% 10/15/50	7,575,000	7,065,345
4.05% 5/3/47	2,250,000	2,467,089
		9,532,434
Semiconductors–0.87%
Broadcom
3.15% 11/15/25	2,883,000	3,072,796
3.42% 4/15/33	9,507,000	9,534,226
Microchip Technology
3.92% 6/1/21	14,430,000	14,513,401
4.33% 6/1/23	7,095,000	7,609,686
NXP
3.40% 5/1/30	1,700,000	1,795,119
4.30% 6/18/29	607,000	678,886
4.88% 3/1/24	17,490,000	19,439,365
SK Hynix 2.38% 1/19/31	8,655,000	8,184,133
		64,827,612
Software–0.26%
Black Knight InfoServ 3.63% 9/1/28	4,460,000	4,382,441
Oracle
2.88% 3/25/31	7,180,000	7,308,761
3.65% 3/25/41	3,905,000	3,951,598
3.95% 3/25/51	3,900,000	4,020,370
		19,663,170
Telecommunications–2.23%
AT&T
3.10% 2/1/43	7,441,000	6,942,907
3.50% 6/1/41	13,124,000	12,946,039
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T (continued)
3.50% 9/15/53	7,210,000	$ 6,663,019
Sprint Spectrum 4.74% 3/20/25	4,700,000	5,032,290
T-Mobile USA
2.55% 2/15/31	7,125,000	6,980,291
3.00% 2/15/41	7,145,000	6,631,632
3.50% 4/15/25	4,490,000	4,844,171
3.75% 4/15/27	8,750,000	9,565,150
3.88% 4/15/30	11,075,000	12,020,362
Verizon Communications
2.10% 3/22/28	2,815,000	2,826,796
2.55% 3/21/31	5,500,000	5,495,009
3.40% 3/22/41	4,740,000	4,811,979
3.55% 3/22/51	5,130,000	5,122,802
4.50% 8/10/33	30,790,000	35,763,229
4.52% 9/15/48	8,005,000	9,284,854
Vodafone Group
4.25% 9/17/50	3,475,000	3,828,317
4.88% 6/19/49	22,435,000	26,656,933
		165,415,780
Total Corporate Bonds (Cost $2,097,352,315)		2,175,311,414
LOAN AGREEMENT–0.16%
•Applied Systems 1.00% (LIBOR03M + 5.5%) 9/19/25	12,000,000	12,060,000
Total Loan Agreement (Cost $12,000,000)		12,060,000
MUNICIPAL BONDS–0.55%
California Health Facilities Financing Authority (Kaiser Credit Group) A2 5.00% 11/1/47	12,230,000	18,101,475
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.57% 7/1/45	6,965,000	10,842,061
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds 6.81% 11/15/40	1,725,000	2,377,544
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,641,746
State of Oregon 5.89% 6/1/27	1,485,000	1,812,454

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of Missouri (Curators University) Taxable Build America Bonds 5.79% 11/1/41	4,070,000	$ 5,825,496
Total Municipal Bonds (Cost $34,518,831)		40,600,776
NON-AGENCY ASSET-BACKED SECURITIES–2.64%
American Tower Trust Series 13 2A 3.07% 3/15/48	5,831,000	5,888,659
•Apex Credit CLO Series 2018-1A A2 1.25% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,954,031
•Black Diamond CLO Series 2017-2A A2 1.52% (LIBOR03M + 1.30%) 1/20/32	3,000,000	2,932,704
•Catamaran CLO Series 2014-1A A1BR 1.61% (LIBOR03M + 1.39%) 4/22/30	11,150,000	11,094,863
φCiticorp Residential Mortgage Trust Series 2006-3 A5 5.08% 11/25/36	3,259,556	3,355,088
•Crestline Denali CLO XV Series 2017-1A A 1.52% (LIBOR03M + 1.30%) 4/20/30	12,000,000	12,000,828
•CVP CLO Series 2017-2A A 1.41% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,300,227
DataBank Issuer Series 2021-1A A2 2.06% 2/27/51	8,500,000	8,426,195
Ford Credit Auto Lease Trust
Series 2020-A A2 1.80% 7/15/22	3,869,769	3,880,080
Series 2021-A B 0.47% 5/15/24	6,700,000	6,675,167
Ford Credit Auto Owner Trust
Series 2020-A A2 1.03% 10/15/22	2,884,474	2,890,385
Series 2021-A B 0.70% 10/15/26	1,420,000	1,408,938
Ford Credit Floorplan Master Owner Trust Series 2020-2 A 1.06% 9/15/27	5,372,000	5,341,000
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,230,000	2,221,914
•Golub Capital Partners CLO Series 2017-19RA A1A 1.52% (LIBOR03M + 1.30%) 7/26/29	10,000,000	10,000,000
Hardee's Funding Series 2018-1A A2II 4.96% 6/20/48	2,681,250	2,818,262
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
HOA Funding Series 2014-1A A2 4.85% 8/20/44	3,297,300	$ 3,260,139
Hyundai Auto Lease Securitization Trust Series 2020-A A2 1.90% 5/16/22	4,358,104	4,370,043
Hyundai Auto Receivables Trust Series 2020-C A2 0.26% 9/15/23	7,000,000	7,001,304
•Mariner CLO Series 2018-5A A 1.33% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,995,972
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	146,248	146,344
Series 2020-A A2 1.82% 3/15/22	954,043	956,016
Mercedes-Benz Master Owner Trust Series 2019-BA A 2.61% 5/15/24	2,900,000	2,974,130
•Midocean Credit CLO
Series 2018-8A A1 1.33% (LIBOR03M + 1.15%) 2/20/31	4,000,000	4,000,264
Series 2018-9A A1 1.37% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,997,445
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	2,671,116	2,675,927
PFS Financing
Series 2020-G A 0.97% 2/15/26	7,000,000	7,027,848
Series 2021-A A 0.71% 4/15/26	9,200,000	9,153,051
•Steele Creek CLO Series 2017-1A A 1.49% (LIBOR03M + 1.25%) 10/15/30	5,500,000	5,484,914
Tesla Auto Lease Trust Series 2021-A A2 0.36% 3/20/25	2,000,000	1,999,783
•TICP CLO IX Series 2017-9A A 1.36% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,602,170
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	358,556	359,421
Series 2015-6 A1B 2.75% 4/25/55	792,527	798,033
Series 2016-1 A1B 2.75% 2/25/55	374,076	375,577
Series 2016-2 A1 3.00% 8/25/55	658,852	668,643
Series 2016-3 A1 2.25% 4/25/56	681,079	686,117
Series 2017-1 A1 2.75% 10/25/56	895,403	910,687

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Towd Point Mortgage Trust (continued)
Series 2017-2 A1 2.75% 4/25/57	474,939	$ 482,046
Series 2018-1 A1 3.00% 1/25/58	2,027,430	2,087,995
•Venture 34 CLO Series 2018-34A A 1.47% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,500,263
•Venture 42 CLO Series 2021-42A A1A 1.00% (LIBOR03M + 1.13%) 4/15/34	15,000,000	15,001,590
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	2,250,000	2,249,601
Wendy's Funding Series 2018-1A A2I 3.57% 3/15/48	2,897,662	2,978,536
Total Non-Agency Asset-Backed Securities (Cost $195,603,056)		195,932,200
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.05%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.77% 1/25/45	2,090,670	2,166,600
Series 2015-1 B2 3.77% 1/25/45	1,181,359	1,219,332
•Connecticut Avenue Securities Trust
Series 2018-R07 1M2 2.51% (LIBOR01M + 2.40%) 4/25/31	2,132,192	2,134,657
Series 2019-R01 2M2 2.56% (LIBOR01M + 2.45%) 7/25/31	1,913,844	1,916,265
Series 2019-R02 1M2 2.41% (LIBOR01M + 2.30%) 8/25/31	2,173,158	2,174,587
•JP Morgan Mortgage Trust
Series 2017-1 B3 3.51% 1/25/47	4,545,459	4,671,619
Series 2020-2 A3 3.50% 7/25/50	1,606,849	1,644,259
Series 2020-7 A3 3.00% 1/25/51	5,197,629	5,333,026
Series 2021-1 A3 2.50% 6/25/51	5,485,958	5,563,747
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	1,075,466	1,118,556
Series 2014-2 B2 3.41% 6/25/29	400,687	413,425
Series 2015-1 B2 2.12% 12/25/44	3,221,344	3,272,222
Series 2015-4 B1 3.60% 6/25/45	2,382,744	2,499,335
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JPMorgan Mortgage Trust (continued)
Series 2015-4 B2 3.60% 6/25/45	1,706,406	$ 1,776,815
Series 2015-5 B2 2.48% 5/25/45	2,885,874	2,923,441
Series 2015-6 B1 3.55% 10/25/45	1,959,052	2,048,314
Series 2015-6 B2 3.55% 10/25/45	1,659,868	1,725,006
Series 2015-6 B3 3.55% 10/25/45	2,987,709	3,074,732
Series 2016-4 B1 3.85% 10/25/46	1,363,169	1,434,307
Series 2016-4 B2 3.85% 10/25/46	2,492,728	2,603,337
Series 2017-2 A3 3.50% 5/25/47	797,555	800,076
Morgan Stanley Residential Mortgage Loan Trust
•Series 2020-1 A2A 2.50% 12/25/50	6,807,678	6,908,463
=•Series 2021-1 A2 2.50% 3/25/51	4,550,000	4,608,286
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	1,498,240	1,590,028
•RCKT Mortgage Trust Series 2021-1 A1 2.50% 3/25/51	4,650,000	4,718,842
•Sequoia Mortgage Trust
Series 2013-4 B2 3.48% 4/25/43	1,053,387	1,084,001
Series 2015-1 B2 3.89% 1/25/45	1,390,581	1,452,280
Series 2019-CH1 A1 4.50% 3/25/49	773,888	791,244
•Sequoia Mortgage Trust Series 2020-4 A2 2.50% 11/25/50	4,434,776	4,494,888
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 2.42% 9/25/37	39,709	39,595
•Wells Fargo Commercial Mortgage Trust Series 2020-1 A1 3.00% 12/25/49	1,803,176	1,833,253
Total Non-Agency Collateralized Mortgage Obligations (Cost $76,648,808)		78,034,538
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.12%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	4,486,482	4,888,875
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	4,444,847

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
Series 2017-BNK7 A5 3.44% 9/15/60	21,805,000	$ 23,794,113
Series 2019-BN20 A3 3.01% 9/15/62	6,659,000	7,019,293
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	13,070,997
Series 2020-BN25 A5 2.65% 1/15/63	35,000,000	35,929,800
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	33,000,000	32,266,783
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,341,793
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	21,344,647
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	21,415,327
Series 2020-B21 A5 1.98% 12/17/53	9,950,000	9,574,600
Series 2020-B22 A5 1.97% 1/15/54	8,500,000	8,168,384
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	6,717,884
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	18,124,058
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	6,217,271
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	13,936,362
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	10,185,000	11,018,365
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,928,021
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	16,726,435
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.76% 12/15/47	4,875,000	4,891,229
Series 2016-C7 A3 3.84% 12/10/54	7,090,000	7,789,514
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,941,000	5,350,461
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	7,605,014
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	8,524,568
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	20,644,937
Series 2019-C7 A4 3.10% 12/15/72	3,000,000	3,184,084
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2020-555 A 2.65% 12/10/41	5,300,000	$ 5,397,042
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	6,875,000	7,103,336
Series 2013-WWP A2 3.42% 3/10/31	2,235,000	2,345,748
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	4,293,855
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	12,060,531
Series 2015-3BP A 3.18% 2/10/35	22,346,000	23,736,971
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,618,166
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	8,984,796
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,935,855
Series 2020-C9 A5 1.93% 9/15/53	11,250,000	10,864,040
Series 2020-C9 B 2.57% 9/15/53	3,250,000	3,179,806
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	7,800,000	7,788,678
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	1,273,000	1,196,620
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,617,989
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	16,220,469
•Series 2018-GS9 A4 3.99% 3/10/51	3,480,000	3,896,848
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	3,209,770
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	2,411,159
Series 2019-GC42 A4 3.00% 9/1/52	10,000,000	10,560,425
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	14,312,369
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	13,100,000	14,324,785
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	19,792,962
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	12,579,962

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust (continued)
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	$ 7,654,714
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	4,582,487
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	8,714,655
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	9,523,370
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	11,232,956
Series 2016-WIKI A 2.80% 10/5/31	4,525,000	4,548,021
Series 2016-WIKI B 3.20% 10/5/31	4,395,000	4,394,240
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	2,519,830	1,251,626
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,900,967
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	19,682,171
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	6,270,103
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	5,319,061
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	1,453,975	1,418,003
Series 2019-L3 A4 3.13% 11/15/52	6,400,000	6,770,531
UBS Commercial Mortgage Trust Series 2012-C1 A3 3.40% 5/10/45	4,676,814	4,734,189
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	3,300,000	3,377,177
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	6,222,806
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,490,374
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	8,304,589
Series 2017-C38 A5 3.45% 7/15/50	5,730,000	6,252,170
Series 2019-C54 A4 3.15% 12/15/52	18,000,000	19,098,295
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	3,185,759
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	11,490,000	$ 11,846,029
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $673,790,354)		678,124,137
ΔREGIONAL BOND–0.86%
Canada—0.86%
Province of Alberta Canada 1.88% 11/13/24	61,220,000	63,909,839
		63,909,839
Total Regional Bond (Cost $61,105,175)		63,909,839
ΔSOVEREIGN BONDS–0.22%
Bermuda—0.05%
Bermuda Government International Bond 2.38% 8/20/30	4,000,000	3,910,000
		3,910,000
Panama—0.09%
Panama Government International Bond 3.75% 3/16/25	6,011,000	6,551,389
		6,551,389
Romania—0.08%
Romanian Government International Bond 3.00% 2/14/31	5,700,000	5,694,038
		5,694,038
Total Sovereign Bonds (Cost $16,156,635)		16,155,427
SUPRANATIONAL BANKS–0.56%
Banque Ouest Africaine de Developpement
4.70% 10/22/31	7,075,000	7,543,167
5.00% 7/27/27	2,903,000	3,206,363
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	31,121,700
Total Supranational Banks (Cost $39,932,257)		41,871,230
U.S. TREASURY OBLIGATIONS–22.46%
U.S. Treasury Bonds
1.38% 11/15/40	75,695,000	64,388,059
1.88% 2/15/51	26,360,000	23,394,500
4.38% 2/15/38	22,550,000	29,825,899
U.S. Treasury Inflation Indexed Bonds 0.13% 7/15/30	126,585,450	137,386,419

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
0.13% 1/31/23	68,650,000	$ 68,617,820
0.13% 3/31/23	295,000,000	294,804,102
0.75% 3/31/26	547,630,000	542,881,018
0.75% 1/31/28	22,950,000	22,003,313
1.13% 2/15/31	362,540,000	342,543,653
1.63% 9/30/26	85,565,000	88,138,634
^U.S. Treasury Strip Principal 0.00% 5/15/44	97,675,000	55,499,255
Total U.S. Treasury Obligations (Cost $1,692,234,318)		1,669,482,672

	Number of Shares
MONEY MARKET FUND–0.32%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	23,744,157	23,744,157
Total Money Market Fund (Cost $23,744,157)		23,744,157

	Principal Amount°
SHORT-TERM INVESTMENTS—7.18%
Discounted Commercial Paper–7.18%
≠Australia & New Zealand
0.11% 5/28/21	20,000,000	19,996,517
0.12% 6/9/21	2,400,000	2,399,440
0.12% 6/15/21	1,000,000	999,734
≠Barclays Bank
0.08% 4/8/21	10,000,000	9,999,844
0.09% 4/12/21	10,000,000	9,999,725
0.10% 4/1/21	10,000,000	10,000,000
0.10% 4/6/21	10,000,000	9,999,861
0.10% 4/19/21	10,000,000	9,999,500
0.11% 4/26/21	15,000,000	14,998,854
≠Bayerische Lndbnk
0.08% 4/1/21	10,000,000	10,000,000
0.08% 4/5/21	10,000,000	9,999,911
0.08% 4/7/21	10,000,000	9,999,867
0.12% 4/14/21	1,000,000	999,957
0.14% 5/25/21	10,000,000	9,997,900
0.15% 5/28/21	10,000,000	9,997,625
0.16% 6/28/21	10,000,000	9,996,044
≠BPCE
0.08% 4/6/21	5,000,000	4,999,944
0.10% 4/5/21	1,800,000	1,799,980
0.10% 5/3/21	3,500,000	3,499,689
0.11% 4/1/21	6,750,000	6,750,000
0.11% 5/3/21	5,000,000	4,999,511
≠Colgate Palmolive
0.08% 4/8/21	15,000,000	14,999,767
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Colgate Palmolive (continued)
0.09% 4/12/21	2,500,000	$ 2,499,931
≠DNB
0.10% 4/19/21	1,000,000	999,950
0.15% 4/9/21	2,500,000	2,499,917
≠Goldman Sachs International
0.11% 6/15/21	25,000,000	24,992,347
0.13% 4/22/21	2,335,000	2,334,823
≠HSBC Bank
0.10% 4/7/21	5,000,000	4,999,917
0.10% 4/8/21	2,500,000	2,499,951
≠J.P. Morgan Securities
0.10% 5/3/21	3,600,000	3,599,680
0.11% 5/11/21	1,500,000	1,499,817
≠KFW International Finance
0.09% 5/10/21	1,900,000	1,899,815
0.10% 5/5/21	8,050,000	8,049,240
≠Kimberly-Clark
0.07% 4/16/21	10,000,000	9,999,708
0.08% 4/9/21	893,000	892,984
≠Koch Industries
0.08% 5/27/21	10,000,000	9,998,756
≠Lloyds Bank
0.10% 4/15/21	4,000,000	3,999,844
0.11% 4/19/21	3,000,000	2,999,835
0.12% 4/19/21	2,370,000	2,369,858
0.12% 4/28/21	7,000,000	6,999,370
0.13% 4/12/21	9,700,000	9,699,615
≠National Bank of Canada
0.08% 4/1/21	7,000,000	7,000,000
0.09% 4/8/21	1,500,000	1,499,974
0.10% 4/8/21	4,000,000	3,999,922
0.14% 6/23/21	20,000,000	19,994,027
≠Natixis
0.13% 5/10/21	3,000,000	2,999,577
≠Nordea Bank
0.09% 4/5/21	2,000,000	1,999,980
0.10% 5/18/21	18,010,000	18,007,649
0.11% 6/1/21	4,050,000	4,049,295
≠Novartis Finance
0.06% 4/14/21	10,000,000	9,999,783
≠Province of Alberta
0.08% 4/19/21	1,500,000	1,499,940
0.10% 5/4/21	4,400,000	4,399,597
0.10% 6/3/21	10,000,000	9,998,204
≠Skandinaviska Enskilda Banken
0.08% 4/30/21	3,000,000	2,999,807
0.10% 4/19/21	2,000,000	1,999,900
0.11% 4/14/21	4,500,000	4,499,821
0.14% 4/19/21	4,800,000	4,799,664
≠Societe Generale
0.08% 4/7/21	10,000,000	9,999,867
0.12% 5/6/21	3,600,000	3,599,580
0.13% 5/5/21	18,500,000	18,497,729

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Societe Generale (continued)
0.18% 4/26/21	10,000,000	$ 9,998,750
≠Svenska Handelsbanken
0.09% 4/16/21	1,700,000	1,699,936
0.10% 5/17/21	2,000,000	1,999,744
0.12% 4/16/21	2,700,000	2,699,865
≠Swedbank
0.10% 4/15/21	6,000,000	5,999,767
0.10% 4/21/21	7,000,000	6,999,611
0.10% 4/28/21	1,750,000	1,749,869
0.13% 5/24/21	10,000,000	9,998,086
≠Toronto-Dominion Bank
0.07% 4/9/21	20,000,000	19,999,689
0.09% 4/1/21	3,800,000	3,800,000
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Toronto-Dominion Bank (continued)
0.11% 4/16/21	10,000,000	$ 9,999,542
0.11% 4/19/21	10,000,000	9,999,450
≠Unilever Capital
0.07% 5/12/21	5,250,000	5,249,581
0.07% 5/25/21	6,225,000	6,224,346
0.09% 4/8/21	6,300,000	6,299,890
≠Westpac Banking
0.15% 6/23/21	10,000,000	9,996,593
Total Short-Term Investments (Cost $533,829,517)		533,828,063

TOTAL INVESTMENTS–105.04% (Cost $7,715,324,418)	7,807,564,502

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.04%)	(374,587,359)
NET ASSETS APPLICABLE TO 532,431,660 SHARES OUTSTANDING–100.00%	$7,432,977,143

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2021.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
Δ Securities have been classified by country of origin.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
≠ The rate shown is the effective yield at the time of purchase.
LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(960)	U.S. Treasury 10 yr Notes	$(125,700,000)	$(126,612,811)	6/21/21	$912,811	$—
828	U.S. Treasury 2 yr Notes	182,761,594	182,815,820	6/30/21	—	(54,226)
55	U.S. Treasury Long Bonds	8,502,656	8,845,669	6/21/21	—	(343,013)
Total Futures Contracts					$912,811	$(397,239)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
FREMF–Freddie Mac Multifamily
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
RBS–Royal Bank of Scotland
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
TBA–To be announced
WF–Wells Fargo
yr–Year
See accompanying notes.
LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$48,775,780	$—	$48,775,780
Agency Commercial Mortgage-Backed Securities	—	36,469,023	—	36,469,023
Agency Mortgage-Backed Securities	—	2,193,265,246	—	2,193,265,246
Corporate Bonds	—	2,175,311,414	—	2,175,311,414
Loan Agreement	—	12,060,000	—	12,060,000
Municipal Bonds	—	40,600,776	—	40,600,776
Non-Agency Asset-Backed Securities	—	195,932,200	—	195,932,200
Non-Agency Collateralized Mortgage Obligations	—	73,426,252	4,608,286	78,034,538
Non-Agency Commercial Mortgage-Backed Securities	—	678,124,137	—	678,124,137
Regional Bond	—	63,909,839	—	63,909,839
Sovereign Bonds	—	16,155,427	—	16,155,427
Supranational Banks	—	41,871,230	—	41,871,230
U.S. Treasury Obligations	—	1,669,482,672	—	1,669,482,672
Money Market Fund	23,744,157	—	—	23,744,157
Short-Term Investment	—	533,828,063	—	533,828,063
Total Investments	$23,744,157	$7,779,212,059	$4,608,286	$7,807,564,502
Derivatives:

Assets:
Futures Contract	$912,811	$—	$—	$912,811
Liabilities:
Futures Contracts	$(397,239)	$—	$—	$(397,239)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Bond Fund–16